Trading properties (Details Narrative) - Argentina, Pesos - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Net Book Value of Properties	$ 306	$ 190
Contractual obligation amount	$ 372	$ 135